Business Acquisitions - Summary of Purchase Price of Acquisition Allocated to Identifiable Assets Acquired (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Dec. 15, 2014	Jun. 30, 2014	Aug. 01, 2013	Aug. 31, 2013
Dan Cisne [Member]
Loans At Acquisition Date [Line Items]
Cash consideration paid to KNOT	$ 8,836
Purchase price adjustments	(2,606)
Seller's credit	12,000
Purchase price	18,230
Allocation to dry docking	103,400
Hilda Knutsen And Torill Knutsen [Member]
Loans At Acquisition Date [Line Items]
Cash consideration paid to KNOT		113,306
Purchase price adjustments		987
Purchase price		114,293
Allocation to dry docking		335,000
Carmen Knutsen [Member]
Loans At Acquisition Date [Line Items]
Cash consideration paid to KNOT			45,423
Seller's credit			10,349
Purchase price			55,772
Allocation to dry docking			145,000	145,000
Hilda Knutsen [Member]
Loans At Acquisition Date [Line Items]
Allocation to dry docking		166,000
Torill Knutsen [Member]
Loans At Acquisition Date [Line Items]
Allocation to dry docking		169,000
Dry Docking [Member] | Carmen Knutsen [Member]
Loans At Acquisition Date [Line Items]
Allocation to dry docking			1,769
Dry Docking [Member] | Hilda Knutsen [Member]
Loans At Acquisition Date [Line Items]
Allocation to dry docking		2,042
Dry Docking [Member] | Torill Knutsen [Member]
Loans At Acquisition Date [Line Items]
Allocation to dry docking		2,166
Dry Docking [Member] | Vessel Acquired [Member] | Dan Cisne [Member]
Loans At Acquisition Date [Line Items]
Purchase price adjustments	$ 400